United States
             Securities and Exchange Commission
                    Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if amendment [ x ];   Amendment Number:  2
This Amendment (Check only one):
[    ]  is a restatement
[ x ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                   UBS Warburg LLC
Address:           677 Washington Boulevard
                    Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Sarah M. Starkweather
Title:         Director
Phone:         (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
August 12, 2002, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on August 14, 2002.

Report Type (Check only one):

[ x ]  13F Holdings Report
[    ]  13F Notice
[    ]  13F Combination Report


Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total: $568,471 (thousands)

List of Other Included Managers:  NONE
page>


Name of                                            Value    Shrs or            Investment  Voting
Issuer             Title of Class      CUSIP<c>   (x$1000)   prn amt<c>  SH/PRN discretn     Sole
ALLERGAN INC             LYON 20             018490AA0    30,198   47,650,000  PRN  SOLE      47,650,000
ALLERGAN INC             LYON ZERO 144A20    018490AB8    17,453   27,540,000  PRN  SOLE      27,540,000
ALPHARMA INC             SR SB NT CV 3%06    020813AD3     4,104    3,881,000  PRN  SOLE       3,881,000
CELESTICA INC            LYON  ZERO 20       15101QAA6    36,125   83,767,000  PRN  SOLE      83,767,000
DEVON ENERGY CORP NEW    SR DB CV ZERO 20    25179MAD5    17,150   36,684,000  PRN  SOLE      36,684,000
ECHOSTAR COMMUNICATIONS  SB NT CV4.875%07    278762AD1    35,299   39,385,000  PRN  SOLE      39,385,000
HONEYWELL INTL INC       COM                 438516106    83,976    2,400,000  SH   SOLE       2,400,000
IVAX CORP                SR SUB NT CV  07    465823AD4    44,234   30,906,000  PRN  SOLE      30,906,000
IVAX CORP                SR SB CV 144A 08    465823AE2   103,228   88,703,000  PRN  SOLE      88,703,000
QUAKER OATS CO           COM                 747402105   136,875    1,500,000  SH   SOLE       1,500,000
RALSTON PURINA CO        COM                 751277302    15,010      500,000  SH   SOLE         500,000
WEATHERFORD INTL INC     SD CV ZRO 144A20    947074AA8    11,002   18,000,000  PRN  SOLE      18,000,000
WEATHERFORD INTL INC     SR DB CV ZERO 20    947074AB6    33,817   55,325,000  PRN  SOLE      55,325,000